--------------------------
                                                             OMB APPROVAL
                                                      --------------------------
                                                      OMB Number:      3235-0582
                                                      Expires:    March 31, 2006
                                                      Estimated average burden
                                                      hours per response    14.4
                                                      --------------------------


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX


          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number    811-04804
                                   __________________________________________

                         The Elite Group of Mutual Funds
_____________________________________________________________________________
               Exact name of registrant as specified in charter)

      1325 4th Avenue, Suite 2144, Seattle, Washington   98101
_____________________________________________________________________________
  (Address of principal executive offices)             (Zip code)

                              Richard S. McCormick
                       McCormick Capital Management, Inc.
                          1325 4th Avenue, Suite 1744
                           Seattle, Washington 98101
_____________________________________________________________________________
                     (Name and address of agent for service)

Registrant's telephone number, including area code:    (206) 624-5863
                                                    _________________________

Date of fiscal year end:     September 30, 2005
                          _______________________

Date of reporting period:    July 1, 2004 - June 30, 2005
                          _________________________________

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

SEC 2451 (4-03)    Persons who are to respond to the  collection  of information
                   contained   in   this  form  are   not  required  to  respond
                   unless the form displays a currently valid OMB control number.

ITEM 1. PROXY VOTING RECORD:

Appended hereto as Exhibit A is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2004 with respect to which the Registrant was entitled to vote:

          (a). The name of the issuer of the portfolio security;

          (b). The exchange ticker symbol of the portfolio security;

          (c). The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

          (d). The shareholder meeting date;

          (e). A brief identification of the matter voted on;

          (f). Whether the matter was proposed by the issuer or by a security holder;

          (g). Whether the Registrant cast its vote on the matter;

          (h). How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

          (i). Whether the Registrant cast its vote for or against management.

                                   SIGNATURES
                                   ----------

                           [See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)       Elite Group of Mutual Funds
             _________________________________________________________________

By (Signature and Title)*    /s/ Richard S. McCormick
                         _____________________________________________________
                            Richard S. McCormick, President

Date     July 12, 2005
      ________________________

* Print the name and title of each signing officer under his or her signature.


    (A)              (B)      (C)         (D)                (E)                          (F)         (G)      (H)         (I)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           FOR/
                                       MEETING                                           ISSUER                VOTE       AGAINST
ISSUER             TICKER    CUSIP      DATE        DESCRIPTION OF VOTE                  or SH       VOTED?    CAST        MGMT
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Makesson Corp           MCK  58155Q103  7/28/2004   Appointment of Deloitte & Touche      Issuer      Yes     FOR         FOR

                                                    For the recommended Directors         Issuer      Yes     AGAINST     AGAINST
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan       FRE  313400301  11/4/2004   For the recommended Directors         Issuer      Yes     AGAINST     AGAINST

                                                    The appointment of                    Issuer      Yes     FOR         FOR
                                                    Pricewaterhousecoopers LLP

                                                    Approval of the 2004 stock            Issuer      Yes     AGAINST     AGAINST
                                                    compensation plan

                                                    Approval of the amended and           Issuer      Yes     AGAINST     AGAINST
                                                    restated employee stock purchase
------------------------------------------------------------------------------------------------------------------------------------
The Cooper Companies    COO  216648402  11/16/2004  Approve the issuance of Cooper        Issuer      Yes     FOR         FOR
                                                    common stock pursuant to the
                                                    agreement and plan of merger by
                                                    and among the Copper companies
------------------------------------------------------------------------------------------------------------------------------------
International Rectifier IRF  460254105  11/22/2004  For the recommended Directors         Issuer      Yes     AGAINST     AGAINST

                                                    Approval of option exchange program   Issuer      Yes     AGAINST     AGAINST

                                                    Amendment of 2000 incentive plan      Issuer      Yes     AGAINST     AGAINST

                                                    Ratification of Pricewaterhousecoopers
                                                    LLP as independent auditor            Issuer      Yes     FOR         FOR
------------------------------------------------------------------------------------------------------------------------------------
Emerson Electric        EMR  291011104  2/1/2005    For the recommended Directors         Issuer      Yes     AGAINST     AGAINST

                                                    Approval of EMR restricted stock plan
                                                    for non-management directors          Issuer      Yes     AGAINST     AGAINST

                                                    Ratification of independent auditors  Issuer      Yes     FOR         FOR

                                                    Stockholder proposal on sexual        Shareholder Yes     AGAINST     FOR
                                                    orientation described in the statement
------------------------------------------------------------------------------------------------------------------------------------
Central Garden & Pet    CENT 153527106  2/7/2005    For the recommended Directors         Issuer      Yes     AGAINST     AGAINST

                                                    To amend the 2003 omnibus equity
                                                    incentive plan                        Issuer      Yes     AGAINST     AGAINST
------------------------------------------------------------------------------------------------------------------------------------
Scotts Company          SMG  810186106  1/27/2005   For the recommended directors         Issuer      Yes     AGAINST     AGAINST

                                                    Approval of the Scotts Co. employee   Issuer      Yes     AGAINST     AGAINST
                                                    stock purchase plan

                                                    Approval and adoption of the          Issuer      Yes     FOR         FOR
                                                    restructuring of the Scott's corp.
                                                    structure into a holding co. by merging
                                                    Scotts pursuant to the agreement and
                                                    plan of merger attached to the proxy
                                                    statement/prospectus
------------------------------------------------------------------------------------------------------------------------------------
Cooper Companies        COO  216648402  3/22/2005   For the recommended Directors         Issuer      Yes     AGAINST     AGAINST

                                                    Ratification of the appointment of    Issuer      Yes     FOR         FOR
                                                    KPMG LLP as independent public
                                                    accountants

                                                    The amendment of the company's        Issuer      Yes     FOR         FOR
                                                    amended & restated certificate of
                                                    incorporation to increase the number
                                                    of common stock shares
------------------------------------------------------------------------------------------------------------------------------------
Amerisourcebergen       ABC  03073E105  3/4/2005    For the recommended Directors         Issuer      Yes     AGAINST     AGAINST

                                                    Ratification of appoinment of         Issuer      Yes     FOR         FOR
                                                    independent registered public acct.
                                                    firm
------------------------------------------------------------------------------------------------------------------------------------
Fiserv, Inc.            FISV 337738108  4/6/2005    For the recommended Directors         Issuer      Yes     AGAINST     AGAINST

                                                    To ratify the selection of Deloitte   Issuer      Yes     FOR         FOR
                                                    & Touche as the independent public
                                                    accounting firm

                                                    To approve the Executive Incentive
                                                    Comp. Plan, as amended & restated     Issuer      Yes     AGAINST     AGAINST

                                                    To approve stock option & restricted
                                                    stock plan, as amended & restated     Issuer      Yes     AGAINST     AGAINST
------------------------------------------------------------------------------------------------------------------------------------
Cendant Corp.           CD   151313103  4/26/2005   For the recommended Directors         Issuer      Yes     AGAINST     AGAINST

                                                    To ratify & approve the appt. of      Issuer      Yes     FOR         FOR
                                                    Deloitte & Touche as the independent
                                                    public accounting firm for 2005

                                                    To approve an amendment to the        Issuer      Yes     AGAINST     AGAINST
                                                    restated 1999 non-employee directors
                                                    deferred compensation plan

                                                    To approve the 2005 UK share          Issuer      Yes     AGAINST     AGAINST
                                                    incentive plan

                                                    Stockholder proposal regarding        Shareholder Yes     FOR         AGAINST
                                                    chief excutive officer compensation

                                                    Stockholder proposal regarding        Shareholder Yes     FOR         AGAINST
                                                    severance agreement
------------------------------------------------------------------------------------------------------------------------------------
General Electric        GE   369604103  4/27/2005   For the recommended Directors         Issuer      Yes     AGAINST     AGAINST

                                                    Ratification of selection of          Issuer      Yes     FOR         FOR
                                                    independent auditor

                                                    Cumulative voting                     Shareholder Yes     AGAINST     FOR

                                                    Report on nuclear risk                Shareholder Yes     AGAINST     FOR

                                                    Report on PCB cleanup costs           Shareholder Yes     AGAINST     FOR

                                                    Curb over-extended directors          Shareholder Yes     AGAINST     FOR

                                                    Report on sustainability              Shareholder Yes     AGAINST     FOR

                                                    Diclose political contributions       Shareholder Yes     AGAINST     FOR

                                                    Animal testing                        Shareholder Yes     AGAINST     FOR
------------------------------------------------------------------------------------------------------------------------------------
Pfizer Inc.             PFE  717081103  4/28/2005   For the recommended Directors         Issuer      Yes     AGAINST     AGAINST

                                                    To ratify the appointment of KPMG as  Issuer      Yes     FOR         FOR
                                                    independent public accounting firm

                                                    Term Limits for directors             Shareholder Yes     AGAINST     FOR

                                                    Requesting a report on increasing     Shareholder Yes     AGAINST     FOR
                                                    access to Pfizer products

                                                    Importation of prescription drugs     Shareholder Yes     AGAINST     FOR

                                                    Political Contributions               Shareholder Yes     AGAINST     FOR

                                                    Product availability in Canada        Shareholder Yes     AGAINST     FOR

                                                    The Separation of Roles of Chair &    Shareholder Yes     FOR         AGAINST
                                                    CEO & Access to Pharmaceutical Products
------------------------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc        MRK  589331107  4/26/2005   For the recommended Directors         Issuer      Yes     AGAINST     AGAINST

                                                    Ratification of the appointment of    Issuer      Yes     FOR         FOR
                                                    the company's independent reg. public
                                                    acct. firm

                                                    Proposal concerning stock option      Shareholder Yes     FOR         AGAINST
                                                    awards

                                                    Non-deductible Executive              Shareholder Yes     AGAINST     FOR
                                                    compensation to shareholder vote

                                                    Elimination of animal based test      Shareholder Yes     AGAINST     FOR
                                                    methods

                                                    Separating the roles of Board Chair   Shareholder Yes     FOR         AGAINST
                                                    & CEO

                                                    Availablity of Co. product to Canada  Shareholder Yes     AGAINST     FOR
                                                    Wholesalers

                                                    Use of SH resources for Political     Shareholder Yes     AGAINST     FOR
                                                    purposes

                                                    Concerning a report related to the    Shareholder Yes     AGAINST     FOR
                                                    global HIV/AIDS-TB-Malaria pandemics
------------------------------------------------------------------------------------------------------------------------------------
Citigroup Inc.          C    172967101  4/19/2005   For the recommended Directors         Issuer      Yes     AGAINST     AGAINST

                                                    Ratify the selection of KPMG as       Issuer      Yes     FOR         FOR
                                                    independent registered public
                                                    accounting firm

                                                    Approve the amended & restated 1999   Shareholder Yes     AGAINST     AGAINST
                                                    stock incentive plan

                                                    Requesting a curb on executive        Shareholder Yes     FOR         AGAINST
                                                    compensation, no future stock option
                                                    grants & no renewals or extensions of
                                                    option plan

                                                    Requesting a report on political      Shareholder Yes     AGAINST     FOR
                                                    contributions

                                                    Requesting that the chairman of the   Shareholder Yes     FOR         AGAINST
                                                    board have no management duties,
                                                    titiles or responsibilities

                                                    Requesting the CEO compensation be    Shareholder Yes     FOR         AGAINST
                                                    limited to no more than 100 times the
                                                    average compensation paid to the
                                                    company's non-managerial workers unless
                                                    prior stock holder approval is granted

                                                    Requesting election of director       Shareholder Yes     AGAINST     FOR
                                                    nominees by a majority of votes cast

                                                    Requesting a by-law amendment         Shareholder Yes     AGAINST     FOR
                                                    prohibiting the payment of non-
                                                    deductible compensation to any officer
                                                    unless prior stockholder approval is
                                                    granted

                                                    Requesting that a simple majority     Shareholder Yes     FOR         AGAINST
                                                    vote apply on each issue that can be
                                                    subject to a shareholder vote
------------------------------------------------------------------------------------------------------------------------------------
Washington Mutual       WM   939322103  4/19/2005   For the recommended Directors         Issuer      Yes     AGAINST     AGAINST

                                                    Ratification of the appointment of    Issuer      Yes     FOR         FOR
                                                    Deloitte & Touche as the company's
                                                    auditors for 2005
------------------------------------------------------------------------------------------------------------------------------------
Univision Comm. Inc.    UVN  914906102  5/11/2005   For the recommended Directors         Issuer      Yes     AGAINST     AGAINST

                                                    Ratify the appointment of Ernst &     Issuer      Yes     FOR         FOR
                                                    Young as independent auditors for 2005

                                                    The board take the steps necessary to Shareholder Yes     FOR         AGAINST
                                                    adopt a recapitalization plan that
                                                    would provide for all of the company's
                                                    outstanding stock to have one vote per
                                                    share
------------------------------------------------------------------------------------------------------------------------------------
Stanly Works            SWK  854616109  4/27/2005   For the recommened directors          Issuer      Yes     AGAINST     AGAINST

                                                    To approve Ernst & Young as           Issuer      Yes     FOR         FOR
                                                    independent auditors for 2005

                                                    Urging the board of directors         Shareholder Yes     FOR         AGAINST
                                                    to take the necessary steps to
                                                    require that all members of
                                                    the board be elected annually

                                                    Proposal regarding provision          Shareholder Yes     AGAINST     FOR
                                                    of non- audit services by
                                                    independent auditors
------------------------------------------------------------------------------------------------------------------------------------
Clear Channell Comm.    CCU  184502102  4/26/2005   For the recommened directors          Issuer      Yes     AGAINST     AGAINST

                                                    Approve & adopt of the 2005           Issuer      Yes     AGAINST     AGAINST
                                                    incentive plan

                                                    The selection of Ernst & Young as     Issuer      Yes     FOR         FOR
                                                    independent auditors for 2005
------------------------------------------------------------------------------------------------------------------------------------
Gillette Company        G    375766102  5/12/2005   For the recommened directors          Issuer      Yes     AGAINST     AGAINST

                                                    Ratification of the independent       Issuer      Yes     FOR         FOR
                                                    registered public accounting firm
------------------------------------------------------------------------------------------------------------------------------------
3M Company              MMM  88579Y101  5/10/2005   For the recommened directors          Issuer      Yes     AGAINST     AGAINST

                                                    Approval of the 2005 management       Issuer      Yes     AGAINST     AGAINST
                                                    stock ownership program

                                                    Proposal relating to Animal testing   Shareholder Yes     AGAINST     FOR

                                                    Proposal relating to operatins in     Shareholder Yes     AGAINST     FOR
                                                    China
------------------------------------------------------------------------------------------------------------------------------------
Fresh Del Monte Prod.   FDP  G36738105  4/27/2005   For the recommened directors          Issuer      Yes     AGAINST     AGAINST

                                                    Approval of the company's financial   Issuer      Yes     FOR         FOR
                                                    statement for 2004 fiscal year end
                                                    Dec, 05

                                                    Ernst & Young as independent          Issuer      Yes     FOR         FOR
                                                    auditors, 2005

                                                    Approval of the 2nd amendment to the  Issuer      Yes     AGAINST     AGAINST
                                                    1999 share incentive plan

                                                    3rd amendment to the 1999 share       Issuer      Yes     AGAINST     AGAINST
                                                    incnt. Plan

                                                    4th amendment to the 1999 share       Issuer      Yes     AGAINST     AGAINST
                                                    incnt. Plan

                                                    5th amendment to the 1999 share       Issuer      Yes     AGAINST     AGAINST
                                                    incnt. Plan

                                                    Approval of final dividend payment    Issuer      Yes     FOR         FOR
                                                    for the fiscal yr end, Dec 31, 04 of
                                                    US $0.20 per ordinary share to
                                                    registered memebers of the Co. on
                                                    May 11, 05 to be paid on June 7, 05
------------------------------------------------------------------------------------------------------------------------------------
Waste Mngmnt., Inc.     WMI  94106L109  5/13/2005   For the recommended directors         Issuer      Yes     AGAINST     AGAINST

                                                    Ratify the appointment of Ernst &     Issuer      Yes     FOR         FOR
                                                    Young as the independent registered
                                                    public acct. firm

                                                    Vote on a proposal relating to        Shareholder Yes     AGAINST     FOR
                                                    disclosure of our strategy on
                                                    opposition to privatization

                                                    Proposal relating to disclosure of    Shareholder Yes     FOR         AGAINST
                                                    directors by majority vote

                                                    Proposal relating to disclosure of    Shareholder Yes     AGAINST     FOR
                                                    political contributions

                                                    Proposal relating to executive        Shareholder Yes     FOR         AGAINST
                                                    severance agreements
------------------------------------------------------------------------------------------------------------------------------------
Boston Scientific Corp  BSX  101137107  5/10/2005   For the recommended directors         Issuer      Yes     AGAINST     AGAINST

                                                    Ernst & Young as independent auditors Issuer      Yes     FOR         FOR

                                                    Proposal to require majority voting   Shareholder Yes     FOR         AGAINST
                                                    for the election of directors
------------------------------------------------------------------------------------------------------------------------------------
Diebold, Inc.           DBD  253651103  4/28/2005   For the recommended directors         Issuer      Yes     AGAINST     AGAINST

                                                    KPMG as independent auditors for 2005 Issuer      Yes     FOR         FOR

                                                    Approval of Corp. annual cash bonus   Issuer      Yes     AGAINST     AGAINST
                                                    plan
------------------------------------------------------------------------------------------------------------------------------------
Amer. Physicians Cap.   ACAP 028884104  5/4/2005    For the recommended directors         Issuer      Yes     AGAINST     AGAINST

                                                    Apointment of BDO Seidman as          Issuer      Yes     FOR         FOR
                                                    independent reg. public accounting
                                                    firm for 2005
------------------------------------------------------------------------------------------------------------------------------------
Masco Corp.             MAS  574599106  5/10/2005   For the recommended directors         Issuer      Yes     AGAINST     AGAINST

                                                    To approve the 2005 long-term stock   Issuer      Yes     AGAINST     AGAINST
                                                    incentive plan

                                                    Selection of Pricewaterhousecoopers   Issuer      Yes     FOR         FOR
                                                    as auditors for 2005
------------------------------------------------------------------------------------------------------------------------------------
Omnicare, Inc           OCR  681904108  5/17/2005   For the recommended directors         Issuer      Yes     AGAINST     AGAINST

                                                    The selection of independent          Issuer      Yes     FOR         FOR
                                                    registered public accounting firm
------------------------------------------------------------------------------------------------------------------------------------
Stewart Information     STC  860372101  4/29/2005   For the recommended directors         Issuer      Yes     AGAINST     AGAINST

                                                    Adoption of 2005 long-term incentive  Issuer      Yes     AGAINST     AGAINST
                                                    plan
------------------------------------------------------------------------------------------------------------------------------------
Cummin Inc.             CMI  231021106  5/10/2005   For the recommended directors         Issuer      Yes     AGAINST     AGAINST

                                                    Ratify the appointment of             Issuer      Yes     FOR         FOR
                                                    Pricewaterhousecoopers as auditors
                                                    for 2005

                                                    Proposal regarding business practices Shareholder Yes     AGAINST     FOR
                                                    in the Peoples Republic of China
------------------------------------------------------------------------------------------------------------------------------------
Pacificare Health       PHS  695112102  5/19/2005   For the recommended directors         Issuer      Yes     AGAINST     AGAINST

                                                    Approval of the 2005 Equity Incentive Issuer      Yes     AGAINST     AGAINST
                                                    Plan

                                                    Selection of Ernst & Young as         Issuer      Yes     FOR         FOR
                                                    independent auditors
------------------------------------------------------------------------------------------------------------------------------------
Ingersoll-Rand Co.      IR   G4776G101  6/1/2005    For the recommended directors         Issuer      Yes     AGAINST     AGAINST

                                                    Amendment to by-law 10 of the         Issuer      Yes     FOR         FOR
                                                    by-laws to eliminate the
                                                    classification of the Board of
                                                    Directors

                                                    Amendment to by-law 10 of the by-     Issuer      Yes     FOR         FOR
                                                    laws to eliminate cumulative voting
                                                    in election of Directors

                                                    Appointment of independent auditors   Issuer      Yes     FOR         FOR
                                                    and authorization of Board of
                                                    Directors to fix the auditors
                                                    remuneration
------------------------------------------------------------------------------------------------------------------------------------
Ask Jeeves              ASKJ 045174109  5/24/2005   For the recommended directors         Issuer      Yes     AGAINST     AGAINST

                                                    To ratify the selection of Ernst &    Issuer      Yes     FOR         FOR
                                                    Young as independent auditors for
                                                    fiscal year 2005
------------------------------------------------------------------------------------------------------------------------------------
Phelps Dodge Corp.      PD   717265102  5/27/2005   For the recommended directors         Issuer      Yes     AGAINST     AGAINST

                                                    Approve 2006 Executive Performance    Issuer      Yes     AGAINST     AGAINST
                                                    Incentive plan

                                                    Approve an amendment to the restated  Issuer      Yes     FOR         FOR
                                                    certificate of incorporation to
                                                    increase the number of authorized
                                                    common shares

                                                    Ratify the appointment of             Issuer      Yes     FOR         FOR
                                                    Pricewaterhousecoopers as Independent
                                                    Accountants for 2005
------------------------------------------------------------------------------------------------------------------------------------
ACE Limited             ACE  G0070K103  5/26/2005   For the recommended directors         Issuer      Yes     AGAINST     AGAINST

                                                    Appointment of Pricewaterhousecoopers Issuer      Yes     FOR         FOR
                                                    as Independent Auditors for the year
                                                    2005
------------------------------------------------------------------------------------------------------------------------------------
Antigenics Inc.         AGEN 037032109  6/1/2005    For the recommended directors         Issuer      Yes     AGAINST     AGAINST
------------------------------------------------------------------------------------------------------------------------------------
N.Y. Community Bancorp  NYB  649445103  6/1/2005    For the recommended directors         Issuer      Yes     AGAINST     AGAINST

                                                    Ratification of the appointment of    Issuer      Yes     FOR         FOR
                                                    KPMG as independent Auditors for the
                                                    year 2005
------------------------------------------------------------------------------------------------------------------------------------
Google Inc.             GOOG 38259P508  5/12/2005   For the recommended directors         Issuer      Yes     AGAINST     AGAINST

                                                    Ratification of appointment of Ernst  Issuer      Yes     FOR         FOR
                                                    & Young as independent Auditors for
                                                    the year 2005

                                                    Approval of an amendement to 2004     Issuer      Yes     AGAINST     AGAINST
                                                    stock plan to among other things,
                                                    increase the number of authorized
                                                    shares of class a common stock
                                                    issuable under the 2004 stock plan
                                                    from 6,431,660 to 13,431,600 as more
                                                    fully described in the proxy
------------------------------------------------------------------------------------------------------------------------------------
ID Biomedical Corp.     IDBE 44936D108  5/26/2005   For the recommended directors         Issuer      Yes     AGAINST     AGAINST

                                                    Appointment of KPMG as auditor of the Issuer      Yes     FOR         FOR
                                                    corporation

                                                    To approve an ordinary resolution     Issuer      Yes     AGAINST     AGAINST
                                                    with respect to the modification and
                                                    extension of the company's
                                                    shareholders rights plan, as described
                                                    in schedule A to the accompanying
                                                    information circular

                                                    To transact such other business as    Issuer      Yes     FOR         FOR
                                                    may properly come before the meeting
------------------------------------------------------------------------------------------------------------------------------------
Startek, Inc.           SRT  85569C107  6/14/2005   For the recommended directors         Issuer      Yes     AGAINST     AGAINST

                                                    Amendment of the stock option plan to Issuer      Yes     AGAINST     AGAINST
                                                    increase the maximum number of shares
                                                    available for award under the plan
                                                    from 1,835,000 to 1,985,000

                                                    To ratify the selection of Ernst &    Issuer      Yes     FOR         FOR
                                                    Young as auditors
------------------------------------------------------------------------------------------------------------------------------------
Best Buy CO., Inc.      BBY  086516101  6/23/2005   For the recommended directors         Issuer      Yes     AGAINST     AGAINST

                                                    Proposal to ratify the appointment of Issuer      Yes     FOR         FOR
                                                    Deloitte & Touche as independent
                                                    registered public accounting firm for
                                                    current fiscal year
------------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy       CHK  165167107  6/10/2005   For the recommended directors         Issuer      Yes     AGAINST     AGAINST

                                                    To adopt the long term incentive plan Issuer      Yes     AGAINST     AGAINST

                                                    To approve the founder well           Issuer      Yes     AGAINST     AGAINST
                                                    participation program
------------------------------------------------------------------------------------------------------------------------------------

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:       Elite Group of Mutual Funds
----------------------------------------------------


By (Signature and Title)  /s/ Richard S. McCormick
-------------------------------------------------------------
                          Richard S. McCormick, President

Date:      July 12, 2005
----------------------------------------